Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	2022	2021	2020
Fixed lease cost (a)	¥866,730	¥801,292	¥748,230
Variable lease cost (b)	40,661	33,167	24,484
Short-term cost	19,977	38,876	11,669
Total	¥927,368	¥873,335	¥784,383
(a)	This includes the amount of ¥429,419 thousand, ¥420,138 thousand and ¥478,225 thousand recoverable from sublessees for the years ended December 31, 2022, 2021 and 2020, respectively.
(b)	This includes the amount of ¥22,256 thousand, ¥17,838 thousand and ¥14,146 thousand recoverable from sublessees for the years ended December 31, 2022, 2021 and 2020, respectively.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥938,095	¥881,822	¥797,623
Right-of-use assets obtained in exchange for lease liabilities	673,468	917,135	604,703
Weighted average remaining lease term (in years)	3.7	3.2	2.8
Weighted average discount rate	2.12%	1.64%	1.45%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2023	¥703,355
2024	489,829
2025	315,433
2026	214,586
2027	129,131
2028 and thereafter	199,406
Total	2,051,741
Less: Interest component	(69,343)
Present value of minimum lease payments	¥1,982,398

Schedule of subleases

	Thousands of Yen
	2022	2021	2020
Fixed sublease income	¥429,419	¥420,138	¥478,225
Variable sublease income	22,256	17,838	14,146
Total	¥451,676	¥437,976	¥492,371

Thousands of Yen
Year ending December 31:
2023	¥303,457
2024	179,104
2025	91,584
2026	50,260
2027	28,342
2028 and thereafter	12,822
Total	¥665,569